Received SEC
NOV 0 2 2010
Washington, DC 20549

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

CERTNAS
001-34929

William Slattery, CFA
Vice President
Listing Qualifications

10013836

By Facsimile and First Class Mail

November 2, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 25, 2010 The Nasdaq Stock Market (the "Exchange") received from SodaStream International Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, par value NIS 0.645 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery